Deferred revenue - Schedule of changes in contract with customer liability balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Contract With Customer Asset And Liability [Abstract]
Balance at the beginning of period	$ 27,089	$ 27,191
Additions to deferred revenue	187,545	388,885
Recognition of deferred revenue as revenues	(189,045)	(372,673)
Exchange differences	196	(188)
Balance at the end of period	$ 25,785	$ 43,215